Consolidated Balance Sheets ¥ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,209,225	$ 170,316,000	¥ 1,856,187
Restricted cash	480	68,000	2,763
Short-term investments	4,099,977	577,470,000	4,636,774
Accounts receivable, net of allowance for credit losses of RMB23,298 and RMB1,417 (US$200) as of December 31, 2022 and 2023, respectively	107,879	15,194,000	141,468
Inventories, net	471,872	66,462,000	604,884
Advance to suppliers	73,732	10,385,000	83,835
Prepayments and other current assets	187,486	26,406,000	170,336
Total current assets	6,150,651	866,301,000	7,496,247
Non-current assets:
Property and equipment, net	189,084	26,632,000	314,980
Operating lease right-of-use assets	1,262,134	177,768,000	1,425,117
Other non-current assets, net of allowance for credit losses of RMB2,930 and RMB881 (US$124) as of December 31, 2022 and 2023, respectively	96,687	13,618,000	145,563
Total non-current assets	1,547,905	218,018,000	1,885,660
TOTAL ASSETS.	7,698,556	1,084,319,000	9,381,907
Current liabilities:
Accounts payable	1,422,183	200,310,000	1,886,689
Customer advances and deferred revenue	240,280	33,843,000	253,010
Accrued expenses and other current liabilities	656,408	92,453,000	810,963
Salary and welfare payable	233,073	32,828,000	329,104
Operating lease liabilities, current	653,529	92,048,000	693,496
Short-term borrowings	3,300,214	464,825,000	4,237,978
Total current liabilities	6,505,687	916,307,000	8,211,240
Non-current liabilities:
Operating lease liabilities, non-current	568,039	80,007,000	678,000
Other non-current liabilities	126,206	17,775,000	75,000
Total non-current liabilities	694,245	97,782,000	753,000
TOTAL LIABILITIES.	7,199,932	1,014,089,000	8,964,240
COMMITMENTS AND CONTINGENCIES
Mezzanine Equity:
Redeemable Noncontrolling Interests	116,090	16,351,000	107,490
TOTAL MEZZANINE EQUITY	116,090	16,351,000	107,490
Shareholders' equity:
Additional paid-in capital	14,061,992	1,980,590,000	13,922,811
Treasury stock	(20,666)	(2,911,000)	(20,666)
Accumulated deficit	(13,679,965)	(1,926,783,000)	(13,580,086)
Accumulated other comprehensive (loss)/income	21,169	2,982,000	(11,886)
TOTAL SHAREHOLDERS' EQUITY	382,534	53,879,000	310,177
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY	7,698,556	1,084,319,000	9,381,907
Common Class A [Member]
Shareholders' equity:
Ordinary shares	3	1,000	3
Common Class B [Member]
Shareholders' equity:
Ordinary shares	¥ 1	$ 0	¥ 1